Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Change in pension reserve, income taxes	$ (548,276)	$ (60,010)	$ 555,893
Change in unrealized gain (loss) investment securities, taxes	623,749	(58,196)	203,119
Reclassification adjustment, income taxes	$ (205,357)	$ (195,239)	$ (74,830)
Dividends paid (in dollars per share)	$ 0.10	$ 0.40	$ 0.40